Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Notes Payable

Note 5 – Notes Payable

Notes payable as of September 30, 2023 and December 31, 2022 is as follows:

	Outstanding Principal as of
	September 30, 2023	December 31, 2022	Interest Rate	Maturity Date
The April 2020 PPP Loan Agreement*	198,577	198,577	5%	April 2022
First Denver Bodega LLC Loan	-	38,014	5%	March 2025
The Third May 2022 Loan Agreement	-	9,409	-%	November 2022
The Fourth May 2022 Loan Agreement*	24,124	31,701	-%	November 2022
The Second June 2022 Loan agreement*	34,500	39,500	-%	October 2022
The First August 2022 Loan Agreement*	-	130,615	14%	July 2023
The Second August 2022 Loan Agreement*	14,450	387,950	-%	January 2023
The First September 2022 Loan Agreement	13,883	73,236	-%	December 2023
The Second September 2022 Loan Agreement*	498,625	763,625	-%	May 2023
The Third September 2022 Loan Agreement**	22,964	256,964	-%	October 2023
The November 2022 Loan	-	68,211	-%	June 2023
The April 2023 Loan Agreement*	45,055	-	18%	April 2023
The June 2023 Loan Agreement*	13,000	-	-%	September 2023
The First July 2023 Loan Agreement	300,000	-	10%	July 2024
The Third July 2023 Loan Agreement	261,250	-	12%	April 2024
The August 2023 Loan Agreement	123,463	-	-%	February 2025
The First September 2023 Loan Agreement	51,750	-	15%	June 2024
The Second September 2023 Loan Agreement	107,222	-	15%	June 2024
	1,708,863	1,997,803
Less: Debt Discount	(120,911)	(314,108)
	1,587,952	1,683,694
Less: Current Debt	(1,587,952)	(1,645,680)
Total Long-Term Debt	$-	$38,014

*	Note: was in default as of September 30, 2023
**	Note: went into default between the balance sheet date and the date of this filing

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

During the nine months ended September 30, 2023, the Company accrued interest of $7,426.

As of September 30, 2023, the Loan is in default, and the lender may require immediate payment of all amounts owed under the Loan or file suit and obtain judgment.

The First February 2022 Loan Agreement

On February 22, 2022, the Company entered into a secured loan agreement (the “First February 2022 Loan Agreement”) with a lender (the “First February 2022 Lender”), whereby the First February 2022 Lender issued the Company a secured promissory note of $222,540 AUD or $159,223 United States Dollars (the “First February 2022 Note”). Pursuant to the First February 2022 Loan Agreement, the First February 2022 Note has an effective interest rate of 14%. The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2022, the Company repaid $159,223 of principal and $8,120 of interest.

Denver Bodega LLC Notes Payable

On March 7, 2022, The Company acquired five note payable agreements from the acquisition of Denver Bodega LLC. See Note 11. The total liabilities of these notes amounted to $293,888. During the year ended December 31, 2022, the Company repaid $255,874.

On May 30, 2023, the holder of the remaining note agreed to convert the note into Common Stock at a price of $0.06 per share.

The Third May 2022 Loan Agreement

On May 25, 2022, the Company entered into a loan agreement (the “Third May 2022 Loan Agreement”) with a lender (the “Third May 2022 Lender”), whereby the Third May 2022 Lender issued the Company a promissory note of $27,604 (the “Third May 2022 Note”). Pursuant to the Third May 2022 Loan Agreement, the Third May 2022 Note has a flat interest fee of $3,704, for an effective interest rate of 20%. The maturity date of the Third May 2022 Note is November 23, 2022 (the “Third May 2022 Maturity Date”). The Company is required to make monthly payments of $3,067.

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company repaid $9,409 in principal.

The Fourth May 2022 Loan Agreement

On May 26, 2022, the Company entered into a loan agreement (the “Fourth May 2022 Loan Agreement”) with a lender (the “Fourth May 2022 Lender”), whereby the Fourth May 2022 Lender issued the Company a promissory note of $45,200 (the “Fourth May 2022 Note”). Pursuant to the Fourth May 2022 Loan Agreement, the Fourth May 2022 Note has a flat interest fee of $5,200, for an effective interest rate of 17%. The maturity date of the Fourth May 2022 Note is November 23, 2022 (the “Fourth May 2022 Maturity Date”).

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company repaid $7,577 in principal and $2,963 of interest.

The Second June 2022 Loan Agreement

On June 17, 2022, the Company entered into a loan agreement (the “Second June 2022 Loan Agreement”) with a lender (the “Second June 2022 Lender”), whereby the Second June 2022 Lender issued the Company a promissory note of $104,500 (the “Second June 2022 Note”). The Note holder repaid a vendor liability of $104,500. The maturity date of the Second June 2022 Note is October 15, 2022 (the “Second June 2022 Maturity Date”).

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company repaid $5,000 in principal.

The First August 2022 Loan Agreement

On August 18, 2022, the Company entered into a secured loan agreement (the “First August 2022 Loan Agreement”) with a lender (the “First August 2022 Lender”), whereby the First August 2022 Lender issued the Company a secured promissory note of $193,500 AUD or $134,070 United States Dollars (the “First August 2022 Note”). Pursuant to the First August 2022 Loan Agreement, the First August 2022 Note has an effective interest rate of 14%. The maturity date of the First August 2022 Note is June 30, 2023 (the “First August 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First August 2022 Loan Agreement are due. The company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company accrued $9,068 in interest.

The Second August 2022 Loan Agreement

On August 19, 2022, the Company entered into a loan agreement (the “Second August 2022 Loan Agreement”) with a lender (the “Second August 2022 Lender”), whereby the Second August 2022 Lender issued the Company a promissory note of $923,000 (the “Second August 2022 Note”). The Company received cash proceeds of $300,100 and rolled the remaining $312,400 of principal from the June 2022 Loan Agreement. Pursuant to the Second August 2022 Loan Agreement, the Second August 2022 Note has a flat interest fee of $310,500, for an effective interest rate of 167%. The maturity date of the Second August 2022 Note is January 9, 2022 (the “Second August 2022 Maturity Date”). The Company is required to make weekly payment of $46,150. The Second August 2022 Note is secured by officers of the Company.

The Company recorded a $310,500 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company repaid $373,500 in principal.

The First September 2022 Loan Agreement

On September 1, 2022, the Company entered into a loan agreement (the “First September 2022 Loan Agreement”) with a lender (the “First September 2022 Lender”), whereby the First September 2022 Lender issued the Company a promissory note of $87,884 (the “First September 2022 Note”). Pursuant to the First September 2022 Loan Agreement, the First September 2022 Note has an effective interest rate of 13%. The maturity date of the First September 2022 Note is September 1, 2023 (the “First September 2022 Maturity Date”).

During the nine months ended September 30, 2023, the Company repaid $59,354 in principal.

The Second September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Second September 2022 Loan Agreement”) with a lender (the “Second September 2022 Lender”), whereby the Second September 2022 Lender issued the Company a promissory note of $876,000 (the “Second September 2022 Note”). The Company received cash proceeds of $272,614 and rolled the remaining $303,386 of principal from the First May 2022 Loan Agreement. Pursuant to the Second September 2022 Loan Agreement, the Second September 2022 Note has a flat interest fee of $321,637, for an effective interest rate of 100%. The maturity date of the Second September 2022 Note is May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payment of $27,375. The Second September 2022 Note is secured by officers of the Company. On June 23, 2023, the Company and the Second September 2022 Lender executed an agreement amending the payment terms and extending the Second September 2022 Maturity Date to December 31, 2023.

The Company recorded a $300,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company repaid $265,000 in principal.

The Third September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Third September 2022 Loan Agreement”) with a lender (the “Third September 2022 Lender”), whereby the Third September 2022 Lender issued the Company a promissory note of $365,000 (the “Third September 2022 Note”). The Company received cash proceeds of $110,762 and rolled the remaining $129,053 of principal from the Second May 2022 Loan Agreement. Pursuant to the Third September 2022 Loan Agreement, the Third September 2022 Note has a flat interest fee of $139,524, for an effective interest rate of 143%. The maturity date of the Third September 2022 Note is May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payment of $13,036. The Third September 2022 Note is secured by officers of the Company. On June 9, 2023, the Company and the Third September 2022 Lender executed an agreement amending the payment terms and extending the Third September 2022 Maturity Date to October 12, 2023.

The Company recorded a $300,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

As of the date of this filing, the Loan is in default. During the nine months ended September 30, 2023, the Company repaid $234,000 in principal.

The November 2022 Loan Agreement

On November 15, 2022, the Company entered into a loan agreement (the “November 2022 Loan Agreement”) with a lender (the “November 2022 Lender”) whereby the November 2022 Lender issued the Company a promissory note of $80,325 (the “November 2022 Note”). Pursuant to the November 2022 Loan Agreement, the November 2022 Note has a flat interest fee of $16,975, for an effective interest rate of 21%. The maturity date of the November 2022 Note is June 3, 2023 (the “November 2022 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the November 2022 Note are due.

During the nine months ended September 30, 2023, the Company repaid this note in full.

The First February 2023 Loan Agreement

On February 13, 2023, the Company entered into a secured loan agreement (the “First February 2023 Loan Agreement”) with a lender (the “First February 2023 Lender”), whereby the First February 2023 Lender issued the Company a secured promissory note of $424,755 AUD or $321,891 United States Dollars (the “First February 2023 Note”). Pursuant to the First February 2023 Loan Agreement, the First February 2023 Note has an effective interest rate of 14%. The maturity date of the First February 2023 Note is June 30, 2023 (the “First February 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2023 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit. As of September 30, 2023, this note was in default.

During the nine months ended September 30, 2023, the Company accrued $15,063 in interest.

The April 2023 Loan Agreement

On April 20, 2023, the Company entered into a loan agreement (the “April 2023 Loan Agreement”) with a lender (the “April 2023 Lender”), whereby the April 2023 Lender issued the Company a promissory note of $130,000 (the “April 2023 Note”). Pursuant to the April 2023 Loan Agreement, the April 2023 Note has an effective interest rate of 18%. The maturity date of the April 2023 Note is April 26, 2023 (the “April 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2023 Loan Agreement are due. As of September 30, 2023, this note was in default.

As of September 30, 2023, the Loan is in default. During the nine months ended September 30, 2023, the Company accrued $2,133 in interest and repaid $84,945 in principal.

The May 2023 Loan Agreement

On May 15, 2023, the Company entered into a loan agreement (the “May 2023 Loan Agreement”) with a lender (the “May 2023 Lender”), whereby the May 2023 Lender issued the Company a promissory note of $114,872 (the “May 2023 Note”). Pursuant to the May 2023 Loan Agreement, the May 2023 Note has a flat interest fee of $12,672, for an effective interest rate of 20%. The maturity date of the May 2023 Note is November 12, 2024 (the “May 2023 Maturity Date”). The Company is required to make monthly payments of $12,764.

During the nine months ended September 30, 2023, the Company repaid $114,872 in principal.

The June 2023 Loan Agreement

On June 29, 2023, the Company entered into a loan agreement (the “June 2023 Loan Agreement”) with a lender (the “June 2023 Lender”), whereby the June 2023 Lender issued the Company a promissory note of $13,000 (the “June 2023 Note”). The maturity date of the May 2023 Note is September 30, 2023 (the “June 2023 Maturity Date”).

As of September 30, 2023, the Loan is in default. The Company recorded a $500 debt discount relating to an original issue discount. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost.

The First July 2023 Loan Agreement

On July 11, 2023, the Company entered into a loan agreement (the “First July 2023 Loan Agreement”) with a lender (the “First July 2023 Lender”), whereby the July 2023 Lender issued the Company a promissory note of $300,000 (the “First July 2023 Note”). The maturity date of the First July 2023 Note is July 10, 2024 (the “First July 2023 Maturity Date”).

The Company recorded a $30,000 debt discount relating to an original issue discount. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost. The Company also recorded a 10% Guaranteed Interest (equal to $30,000) deemed earned as of the issuance date. The Principal Amount and the Guaranteed Interest shall be due and payable in seven equal monthly payments (each, a “Monthly Payment”) of $47,142.85, commencing on December 11, 2023 and continuing on the 11th day of each month thereafter (each, a “Monthly Payment Date”) until paid in full not later than July 11, 2024(the “Maturity Date”).

The Second July 2023 Loan Agreement

On July 24, 2023, the Company entered into a secured loan agreement (the “Second July 2023 Loan Agreement”) with a lender (the “Second July 2023 Lender”), whereby the Second July 2023 Lender issued the Company a secured promissory note of $175,000 AUD or $118,116 United States Dollars (the “Second July 2023 Note”). Pursuant to the Second July 2023 Loan Agreement, the Second July 2023 Note has an additional balance due in the form of an original issue discount based on the period of time the loan remained outstanding. The repayment of the Second July 2023 Note occurred on August 8, 2023 (the “Second July 2023 Repayment Date”) at which time the original principal plus 35,000 AUD or $24,440 United States Dollar was repaid.

The Third July 2023 Loan Agreement

On July 31, 2023, the Company entered into a loan agreement (the “Third July 2023 Loan Agreement”) with a lender (the “Third July 2023 Lender”), whereby the Third July 2023 Lender issued the Company a promissory note of $261,250 (the “Third July 2023 Note”). The maturity date of the Third July 2023 Note is July 10, 2024 (the “Third July 2023 Maturity Date”).

The Company recorded a $52,250 debt discount relating to an original issue discount and debt issuance costs of $9,000. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost. The Company will also accrue interest at the rate of 10% per annum on the outstanding balance of the note. The Principal Amount and the Guaranteed Interest shall be due and payable in six equal monthly payments (each, a “Monthly Payment”) of $45,416.67, commencing on November 30, 2023 and continuing on the last day of each month thereafter (each, a “Monthly Payment Date”) until paid in full not later than April 30, 2024 (the “Maturity Date”).

During the nine months ended September 30, 2023, the Company accrued $4,295 in interest.

The August 2023 Loan Agreement

On August 23, 2023, the Company entered into a loan agreement (the “August 2023 Loan Agreement”) with a lender (the “August 2023 Lender”), whereby the August 2023 Lender issued the Company a promissory note of $137,448 (the “May 2023 Note”). Pursuant to the August 2023 Loan Agreement, the August 2023 Note has a flat interest fee of $12,948. The maturity date of the August 2023 Note is February 20, 2025 (the “August 2023 Maturity Date”). The Company is required to make a minimum payment every 60 days of $15,272.

During the nine months ended September 30, 2023, the Company repaid $13,985 in principal.

The First September 2023 Loan Agreement

On September 27, 2023, the Company entered into a loan agreement (the “First September 2023 Loan Agreement”) with a lender (the “First September 2023 Lender”), whereby the First September 2023 Lender issued the Company a promissory note of $51,750 (the “First September 2023 Note”). The maturity date of the First September 2023 Note is June 30, 2024 (the “First September 2023 Maturity Date”).

The Company recorded a $6,750 debt discount relating to an original issue discount and debt issuance costs of $5,000. The debt discount and debt issuance costs are being accreted over the life of the note to accretion of debt discount and issuance cost. The Principal Amount shall be due and payable in full on the Maturity Date.

The Second September 2023 Loan Agreement

On September 28, 2023, the Company entered into a secured loan agreement (the “First September 2023 Loan Agreement”) with a lender (the “First September 2023 Lender”), whereby the First September 2023Lender issued the Company a secured promissory note of $166,905 AUD or $107,221 United States Dollars (the “First August 2022 Note”). Pursuant to the First September 2023 Loan Agreement, the First August 2022 Note has an effective interest rate of 15%. The maturity date of the First September 2023 Note is June 30, 2024 (the “First September 2023 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First September 2023 Loan Agreement will be due. The company has the option to extend the Maturity date by 60 days at an interest rate of 19%. The loan is secured by the Australian research & development credit.

During the nine months ended September 30, 2023, the Company accrued $88 in interest.

Note 6 – Notes Payable

Notes payable as of December 31, 2022 and 2021 is as follows:

	Outstanding Principal as of
	December 31, 2022	December 31, 2021	Interest Rate	Maturity Date
Seller’s Choice Note	$-	$660,000	30%	September 2020
The April 2020 PPP Loan Agreement	198,577	198,577	1%	May 2022
The First December 2021 Loan Agreement	-	185,655	10%	June 2023
The Second December 2021 Loan Agreement	-	313,979	14%	June 2022
First Denver Bodega LLC Loan	38,014	-	5%	March 2025
The Third May 2022 Loan Agreement	9,409	-	-%	November 2022
The Fourth May 2022 Loan Agreement	31,701	-	-%	November 2022
The Second June Loan agreement	39,500	-	-%	October 2022
The First August 2022 Loan Agreement	130,615	-	14%	November 2022
The Second August 2022 Loan Agreement	387,950	-	-%	January 2023
The First September 2022 Loan Agreement	73,236	-	-%	September 2023
The Second September 2022 Loan Agreement	763,625	-	-%	May 2023
The Third September 2022 Loan Agreement	256,964	-	-%	April 2023
The November 2022 Loan	68,211	-	-%	June 2023
	1,683,694	1,358,211
Less: Debt Discount	(314,108)	(15,547)
Less: Debt Issuance Costs	-	-
	1,683,694	1,342,664
Less: Current Debt	(1,645,680)	(1,278,672)
Total Long-Term Debt	$38,014	$63,992

Seller’s Choice Note

On September 11, 2019, the Company entered into Seller’s Choice Purchase Agreement with Home Revolution LLC. As a part of the consideration provided pursuant to the Seller’s Choice Acquisition, the Company issued the Seller’s Choice Note to the Seller in the principal amount of $660,000. The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.

On March 3, 2022, after substantial motion practice, Creatd successfully settled the dispute with Home Revolution, LLC for a total of $799,000, which includes $660,000 of note principal and $139,000 of accrued interest. The matter has been dismissed. As part of the settlement the Company recorded a Gain on extinguishment of debt of $147,256.

The April 2020 PPP Loan Agreement

On April 30, 2020, the Company was granted a loan with a principal amount of $282,432 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020. The Note may be prepaid by the Company at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments.

During the year ended December 31, 2021, the Company accrued interest of $1,637.

During the year ended December 31, 2021, the Company repaid $83,855 in principal.

During the year ended December 31, 2022, the Company accrued interest of $10,850.

As of December 31, 2022, the Loan is in default, and the lender may require immediate payment of all amounts owed under the Loan or file suit and obtain judgment.

Subsequent to December 31, 2022, the Company made a repayment of $5,000 towards this note.

The May 2020 PPP Loan Agreement

On May 4, 2020, Jerrick Ventures, LLC (“Jerrick Ventures”), the Company’s wholly-owned subsidiary, was granted a loan from PNC Bank, N.A. with a principal amount of $412,500, pursuant to the Paycheck Protection Program (the “PPP”). The Loan, which was in the form of a Note dated May 4, 2020, matures on May 4, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 4, 2020. The Note may be prepaid by Jerrick Ventures at any time prior to maturity without payment of any premium. Funds from the Loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments. Jerrick Ventures intends to use the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

During the year ended December 31, 2021, the Company accrued interest of $396.

During the year ended December 31, 2021, the Company repaid $136,597 in principal and was forgiven $275,903 of principal and $3,119 of accrued interest.

The October 2020 Loan Agreement

On October 6, 2020, the Company entered into a secured loan agreement (the “October 2020 Loan Agreement”) with a lender (the “October 2020 Lender”), whereby the October 2020 Lender issued the Company a secured promissory note of $74,300 AUD or $54,412 United States Dollars (the “October 2020 Note”). Pursuant to the October 2020 Loan Agreement, the October 2020 Note has an effective interest rate of 14%. The maturity date of the October 2020 Note is September 30, 2021 (the “October 2020 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the October 2020 Loan Agreement are due. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2021, the Company accrued $4,850 AUD in interest.

During the year ended December 31, 2021, the Company’s repaid $111,683 in principal and $6,408 in interest from our R&D tax credit receivable.

The November 2020 Loan Agreement

On November 24, 2020, the Company entered into a loan agreement (the “November 2020 Loan Agreement”) with a lender (the “November 2020 Lender”) whereby the November 2020 Lender issued the Company a promissory note of $34,000 (the “November 2020 Note”). Pursuant to the November 2020 Loan Agreement, the November 2020 Note has an effective interest rate of 14%. The maturity date of the November 2020 Note is May 25, 2021 (the “November 2020 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the November 2020 Note are due.

During the year ended December 31, 2020, the Company repaid $10,284 in principal.

During the year ended December 31, 2021, the Company repaid $23,716 in principal and $4,736 of accrued interest.

The February 2021 Loan Agreement

On February 24, 2021, the Company entered into a secured loan agreement (the “February 2021 Loan Agreement”) with a lender (the “February 2021 Lender”), whereby the February 2021 Lender issued the Company a secured promissory note of $111,683 AUD or $81,789 United States Dollars (the “February 2021 Note”). Pursuant to the February 2021 Loan Agreement, the February 2021 Note has an effective interest rate of 14%. The maturity date of the February 2021 Note is July 31, 2021 (the “February 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the February 2021 Loan Agreement are due. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2021, the Company accrued $9,339 AUD in interest.

The April 2021 Loan Agreement

On April 9, 2021, the Company entered into a loan agreement (the “April 2021 Loan Agreement”) with a lender (the “April 2021 Lender”) whereby the April 2021 Lender issued the Company a promissory note of $128,110 (the “April 2021 Note”). Pursuant to the April 2021 Loan Agreement, the April 2021 Note has an effective interest rate of 11%. The maturity date of the April 2021 Note is October 8, 2022 (the “April 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the April 2021 Note are due.

During the year ended December 31, 2021, the Company repaid $92,140 in principal and converted $35,970 into the July 2021 Loan Agreement. As part of the conversion the Company recorded $8,341 as extinguishment expense.

The July 2021 Loan Agreement

On July 2, 2021, the Company entered into a loan agreement (the “July 2021 Loan Agreement”) with a lender (the “July 2021 Lender”) whereby the July 2021 Lender issued the Company a promissory note of $137,625 (the “July 2021 Note”). Pursuant to the July 2021 Loan Agreement, the July 2021 Note has an effective interest rate of 10%. The maturity date of the July 2021 Note is December 31, 2022 (the “July 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the July 2021 Note are due.

During the year ended December 31, 2021, the Company repaid $113,606 in principal and converted $24,019 into the Second December 2021 Loan. As part of the conversion the Company recorded $7,109 as extinguishment expense.

The First December 2021 Loan Agreement

On December 3, 2021, the Company entered into a loan agreement (the “First December 2021 Loan Agreement”) with a lender (the “First December 2021 Lender”) whereby the First December 2021 Lender issued the Company a promissory note of $191,975 (the “First December 2021 Note”). Pursuant to the First December 2021 Loan Agreement, the First December 2021 Note has an effective interest rate of 9%. The maturity date of the First December 2021 Note is June 3, 2023 (the “First December 2021 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First December 2021 Note are due.

During the year ended December 31, 2021, the Company repaid $6,320 in principal.

During the year ended December 31, 2022, the Company repaid $185,655 in principal.

The Second December 2021 Loan Agreement

On December 14, 2021, the Company entered into a secured loan agreement (the “Second December 2021 Loan Agreement”) with a lender (the “Second December 2021 Lender”), whereby the Second December 2021 Lender issued the Company a secured promissory note of $438,096 AUD or $329,127 United States Dollars (the “Second December 2021 Note”). Pursuant to the Second December 2021 Loan Agreement, the Second December 2021 Note has an effective interest rate of 14%. The maturity date of the Second December 2021 Note is June 30, 2022 (the “Second December 2021 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the Second December 2021 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2022, the Company repaid $293,499 of principal and $26,115 of interest.

The First February 2022 Loan Agreement

On February 22, 2022, the Company entered into a secured loan agreement (the “First February 2022 Loan Agreement”) with a lender (the “First February 2022 Lender”), whereby the First February 2022 Lender issued the Company a secured promissory note of $222,540 AUD or $159,223 United States Dollars (the “First February 2022 Note”). Pursuant to the First February 2022 Loan Agreement, the First February 2022 Note has an effective interest rate of 14%. The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2022, the Company repaid $159,223 of principal and $8,120 of interest.

Denver Bodega LLC Notes Payable

On March 7, 2022, The Company acquired five note payable agreements from the acquisition of Denver Bodega LLC. See note 12. The total liabilities of these notes amounted to $293,888. During the year ended December 31, 2022, the Company repaid $255,874. As of December 31, 2022, the Company has one note outstanding. This note has a principal balance of $38,014, bears interest at 5%, and requires 36 monthly payments of $1,496.

Subsequent to December 31, 2022, the Company made payments totaling $5,994 towards this note.

The First May 2022 Loan Agreement

On May 9, 2022, the Company entered into a loan agreement (the “First May 2022 Loan Agreement”) with a lender (the “First May 2022 Lender”), whereby the First May 2022 Lender issued the Company a promissory note of $693,500 (the “First May 2022 Note”). The Company received cash proceeds of $455,924. Pursuant to the First May 2022 Loan Agreement, the First May 2022 Note has an effective interest rate of 143%. The maturity date of the First May 2022 Note is December 18, 2022 (the “First May 2022 Maturity Date”). The Company is required to make weekly payment of $21,673. The First May 2022 Note is secured by officers of the Company.

The Company recorded a $237,576 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $390,114 in principal.

On September 22, 2022, the Company and the First May 2022 Lender entered into an exchange agreement whereas both parties agreed to roll the remaining $303,386 in the Second September 2022 Loan Agreement. Since the PV cashflows of the new and old debt were more than 10% differences the company used extinguishment accounting. As part of the agreement the Company recognized $33,079 as loss on extinguishment of debt due to the remaining debt discount on the First May 2022 Loan Agreement.

The Second May 2022 Loan Agreement

On May 9, 2022, the Company entered into a loan agreement (the “Second May 2022 Loan Agreement”) with a lender (the “Second May 2022 Lender”), whereby the Second May 2022 Lender issued the Company a promissory note of $401,500 (the “Second May 2022 Note”). The Company received cash proceeds of $263,815. Pursuant to the Second May 2022 Loan Agreement, the Second May 2022 Note has an effective interest rate of 162%. The maturity date of the Second May 2022 Note is November 20, 2022 (the “Second May 2022 Maturity Date”). The Company is required to make weekly payment of $14,339. The Second May 2022 Note is secured by officers of the Company.

The Company recorded a $137,685 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $272,447 in principal.

On September 23, 2022, the Company and the Second May 2022 Lender entered into an exchange agreement whereas both parties agreed to roll the remaining $129,053 in the Third September 2022 Loan Agreement. Since the PV cashflows of the new and old debt were more than 10% differences the company used extinguishment accounting. As part of the agreement the Company recognized $3,905 as loss on extinguishment of debt due to the remaining debt discount on the Second May 2022 Loan Agreement.

The Third May 2022 Loan Agreement

On May 25, 2022, the Company entered into a loan agreement (the “Third May 2022 Loan Agreement”) with a lender (the “Third May 2022 Lender”), whereby the Third May 2022 Lender issued the Company a promissory note of $27,604 (the “Third May 2022 Note”). Pursuant to the Third May 2022 Loan Agreement, the Third May 2022 Note has an effective interest rate of 20%. The maturity date of the Third May 2022 Note is November 23, 2022 (the “Third May 2022 Maturity Date”). The Company is required to make monthly payments of $3,067.

During the year ended December 31, 2022, the Company repaid $18,195 in principal.

Subsequent to December 31, 2022, the Company made repayments of $4,432 towards this note.

The Fourth May 2022 Loan Agreement

On May 26, 2022, the Company entered into a loan agreement (the “Fourth May 2022 Loan Agreement”) with a lender (the “Fourth May 2022 Lender”), whereby the Fourth May 2022 Lender issued the Company a promissory note of $45,200 (the “Fourth May 2022 Note”). Pursuant to the Fourth May 2022 Loan Agreement, the Fourth May 2022 Note has an effective interest rate of 17%. The maturity date of the Fourth May 2022 Note is November 23, 2022 (the “Fourth May 2022 Maturity Date”).

During the year ended December 31, 2022, the Company repaid $13,499 in principal.

Subsequent to December 31, 2022, the Company made repayments of $7,097 towards this note.

The First June 2022 Loan Agreement

On June 17, 2022, the Company entered into a loan agreement (the “First June 2022 Loan Agreement”) with a lender (the “First June 2022 Lender”), whereby the First June 2022 Lender issued the Company a promissory note of $568,000 (the “First June 2022 Note”). The Company received cash proceeds of $378,000. Pursuant to the First June 2022 Loan Agreement, the First June 2022 Note has an effective interest rate of 217%. The maturity date of the First June 2022 Note is November 4, 2022 (the “First June 2022 Maturity Date”). The Company is required to make weekly payment of $28,400. The First June 2022 Note is secured by officers of the Company.

The Company recorded a $190,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $255,600 in principal.

On August 19, 2022, the Company and the First June 2022 Lender entered into an exchange agreement whereas both parties agreed to roll the remaining $312,400 in the Third September 2022 Loan Agreement. Since the PV cashflows of the new and old debt were more than 10% differences the company used extinguishment accounting. As part of the agreement the Company recognized $66,749 as loss on extinguishment of debt due to the remaining debt discount on the Second May 2022 Loan Agreement.

The Second June 2022 Loan Agreement

On June 17, 2022, the Company entered into a loan agreement (the “Second June 2022 Loan Agreement”) with a lender (the “Second June 2022 Lender”), whereby the Second June 2022 Lender issued the Company a promissory note of $104,500 (the “Second June 2022 Note”). The Note holder repaid a vendor liability of $104,500. The maturity date of the Second June 2022 Note is October 15, 2022 (the “Second June 2022 Maturity Date”).

The First August 2022 Loan Agreement

On August 18, 2022, the Company entered into a secured loan agreement (the “First August 2022 Loan Agreement”) with a lender (the “First August 2022 Lender”), whereby the First August 2022 Lender issued the Company a secured promissory note of $193,500 AUD or $134,070 United States Dollars (the “First August 2022 Note”). Pursuant to the First August 2022 Loan Agreement, the First August 2022 Note has an effective interest rate of 14%. The maturity date of the First August 2022 Note is June 30, 2023 (the “First August 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First August 2022 Loan Agreement are due. The Company has the option to extend the Maturity date by 60 days. The loan is secured by the Australian research & development credit.

During the year ended December 31, 2022, the Company accrued $2,037 AUD in interest.

The Second August 2022 Loan Agreement

On August 19, 2022, the Company entered into a loan agreement (the “Second August 2022 Loan Agreement”) with a lender (the “Second August 2022 Lender”), whereby the Second August 2022 Lender issued the Company a promissory note of $923,000 (the “Second August 2022 Note”). The Company received cash proceeds of $300,100 and rolled the remaining $312,400 of principal from the June 2022 Loan Agreement. Pursuant to the Second August 2022 Loan Agreement, the Second August 2022 Note has an effective interest rate of 167%. The maturity date of the Second August 2022 Note is January 9, 2022 (the “Second August 2022 Maturity Date”). The Company is required to make weekly payment of $46,150. The Second August 2022 Note is secured by officers of the Company.

The Company recorded a $310,500 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $535,050 in principal.

Subsequent to December 31, 2022, the Company made repayments of $312,000 towards this note.

The First September 2022 Loan Agreement

On September 1, 2022, the Company entered into a loan agreement (the “First September 2022 Loan Agreement”) with a lender (the “First September 2022 Lender”), whereby the First September 2022 Lender issued the Company a promissory note of $87,884 (the “First September 2022 Note”). Pursuant to the First September 2022 Loan Agreement, the First September 2022 Note has an effective interest rate of 13%. The maturity date of the First September 2022 Note is September 1, 2023 (the “First September 2022 Maturity Date”).

During the year ended December 31, 2022, the Company repaid $14,647 in principal.

Subsequent to December 31, 2022, the Company made payments totaling $21,971 towards this note.

The Second September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Second September 2022 Loan Agreement”) with a lender (the “Second September 2022 Lender”), whereby the Second September 2022 Lender issued the Company a promissory note of $876,000 (the “Second September 2022 Note”). The Company received cash proceeds of $272,614 and rolled the remaining $303,386 of principal from the First May 2022 Loan Agreement. Pursuant to the Second September 2022 Loan Agreement, the Second September 2022 Note has an effective interest rate of 100%. The maturity date of the Second September 2022 Note is May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payment of $27,375. The Second September 2022 Note is secured by officers of the Company.

The Company recorded a $300,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $112,375 in principal.

Subsequent to December 31, 2022, the Company made repayments of $117,000 towards these notes.

The Third September 2022 Loan Agreement

On September 22, 2022, the Company entered into a loan agreement (the “Third September 2022 Loan Agreement”) with a lender (the “Third September 2022 Lender”), whereby the Third September 2022 Lender issued the Company a promissory note of $365,000 (the “Third September 2022 Note”). The Company received cash proceeds of $110,762 and rolled the remaining $129,053 of principal from the Second May 2022 Loan Agreement. Pursuant to the Third September 2022 Loan Agreement, the Third September 2022 Note has an effective interest rate of 143%. The maturity date of the Third September 2022 Note is May 5, 2023 (the “Second September 2022 Maturity Date”). The Company is required to make weekly payment of $13,036. The Third September 2022 Note is secured by officers of the Company.

The Company recorded a $300,000 debt discount relating to an original issue discount. The debt discount is being accreted over the life of the note to accretion of debt discount and issuance cost.

During the year ended December 31, 2022, the Company repaid $108,036 in principal.

Subsequent to December 31, 2022, the Company made repayments of $140,000 towards this note.

The November 2022 Loan Agreement

On November 15, 2022, the Company entered into a loan agreement (the “November 2022 Loan Agreement”) with a lender (the “November 2022 Lender”) whereby the November 2022 Lender issued the Company a promissory note of $80,325 (the “November 2022 Note”). Pursuant to the November 2022 Loan Agreement, the November 2022 Note has an effective interest rate of 21%. The maturity date of the November 2022 Note is June 3, 2023 (the “November 2022 Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under the November 2022 Note are due.

During the year ended December 31, 2022, the Company repaid $12,114 in principal.

Subsequent to December 31, 2022, the Company made repayments of $36,468 towards this note.